Financial instrument - Schedule of Outstanding Interest Rate Derivatives (Parenthetical) (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount	106,800,000
Interest Rate Swaption [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.26%
Effective date	Feb. 28, 2014
Ending date	Feb. 26, 2021